13. Property and Equipment (Details - Property schedule) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	$ 7,614	$ 11,047
Property and equipment, ending balance	6,549	7,614	$ 11,047
Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	2,287	3,603
Property and equipment, ending balance	1,473	2,287	3,603
Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	918	768
Property and equipment, ending balance	920	918	768
Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	4,409	6,676
Property and equipment, ending balance	4,156	4,409	6,676
Property Plant And Equipment, Gross [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	109,186	108,666	107,539
Additions	2,688	2,393	1,480
Disposals	0	(3,311)	0
Revaluations	(343)	1,438	(353)
Property and equipment, ending balance	111,531	109,186	108,666
Property Plant And Equipment, Gross [Member] | Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	89,285	89,746	89,866
Additions	0	289	0
Disposals	0	(1,207)	0
Revaluations	(153)	457	(120)
Property and equipment, ending balance	89,132	89,285	89,746
Property Plant And Equipment, Gross [Member] | Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	1,026	876	898
Additions	0	0	0
Disposals	0	0	0
Revaluations	2	150	(22)
Property and equipment, ending balance	1,028	1,026	876
Property Plant And Equipment, Gross [Member] | Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	18,875	18,044	16,775
Additions	2,688	2,104	1,480
Disposals	0	(2,104)	0
Revaluations	(192)	831	(211)
Property and equipment, ending balance	$ 21,371	$ 18,875	$ 18,044